Provisions - Schedule of provision for tax, civil and labor risks (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Tax, civil and other risks
Disclosure of other provisions [line items]
Probable loss	R$ 222,479	R$ 557,773
Possible loss	410,878	550,828
Tax
Disclosure of other provisions [line items]
Probable loss	78,936	284,638
Possible loss	89,826	432,109
Civil
Disclosure of other provisions [line items]
Probable loss	76,608	131,464
Possible loss	126,818	49,930
Labor
Disclosure of other provisions [line items]
Probable loss	66,935	141,671
Possible loss	R$ 194,234	R$ 68,789